EQUITY TRANSACTIONS (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Aug. 31, 2015	Aug. 31, 2014	Feb. 28, 2015	Feb. 28, 2014
Fair value of shares issued for services		$ 310,375
Increase in prepaid expenses	$ (40,729)	(35,452)
Legal settlement, amount	$ 150,000
Shares issued in legal settlement	10,728
Reimbursement of legal expenses	$ 3,000
Settlement expense	38,437
Stock based compensation	492,359	$ 359,000	$ 1,333,871	$ 1,946,772
Net proceeds from offering	1,945,244		$ 1,062,420
Series B Preferred Stock [Member]
Sale of stock, amount	$ 2,130,750
Sale of stock, price per share	$ 8.25
Series B Preferred Stock [Member] | Private Placement [Member]
Sale of stock, amount	$ 2,130,750
Warrants issued	$ 193,708
Preferred stock issued private placement	3,874,088
Stock based compensation	$ 12,695
Cash fee to placement agents	$ 147,451
Placement agent warrants	20,668
Fair value of placement agent warrants	$ 158,411
Net proceeds from offering	1,945,244
Non-cash deemed dividend	$ 1,067,491
Series A Preferred Stock [Member] | Warrants [Member]
Exercise price	$ 10.50
Series A Preferred Stock [Member] | Warrants [Member] | Placement Agent [Member]
Fair value of shares issued for services	$ 158,441
Warrants issued	$ 193,708
Warrants [Member] | $22.50 [Member]
Shares issued in legal settlement	5,001
Exercise price	$ 22.50
Warrants [Member] | $31.50 [Member]
Shares issued in legal settlement	10,728
Exercise price	$ 31.50
Consultant1 [Member]
Common stock issued for services	28,001	6,667
Stock based compensation	$ 208,475
Consultant 2 [Member]
Common stock issued for services	20,001	10,836
Stock based compensation	$ 310,375